LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 3) (USD $)	3 Months Ended	12 Months Ended														3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Residential real estate class	Sep. 30, 2012 Residential real estate	Sep. 30, 2011 Residential real estate	Sep. 30, 2013 Residential real estate Minimum family	Sep. 30, 2013 Residential real estate Maximum family	Sep. 30, 2013 Residential real estate first mortgage	Sep. 30, 2012 Residential real estate first mortgage	Sep. 30, 2011 Residential real estate first mortgage	Sep. 30, 2013 Residential real estate second mortgage	Sep. 30, 2012 Residential real estate second mortgage	Sep. 30, 2011 Residential real estate second mortgage	Dec. 31, 2007 Residential real estate second mortgage Minimum	Sep. 30, 2013 Residential real estate second mortgage Maximum	Sep. 30, 2013 Home equity lines of credit	Sep. 30, 2012 Home equity lines of credit	Sep. 30, 2011 Home equity lines of credit	Sep. 30, 2013 Commercial loans class	Sep. 30, 2012 Commercial loans	Sep. 30, 2011 Commercial loans	Sep. 30, 2013 Commercial and multi-family real estate	Sep. 30, 2012 Commercial and multi-family real estate	Sep. 30, 2011 Commercial and multi-family real estate	Sep. 30, 2013 Commercial and multi-family real estate Minimum tenant family	Sep. 30, 2013 Land acquisition and development	Sep. 30, 2012 Land acquisition and development	Sep. 30, 2011 Land acquisition and development	Sep. 30, 2013 Land acquisition and development Maximum	Sep. 30, 2013 Real estate construction and development	Sep. 30, 2012 Real estate construction and development	Sep. 30, 2011 Real estate construction and development	Sep. 30, 2013 Commercial & industrial	Sep. 30, 2012 Commercial & industrial	Sep. 30, 2011 Commercial & industrial	Sep. 30, 2013 Consumer and other	Sep. 30, 2012 Consumer and other	Sep. 30, 2011 Consumer and other
Allowance for loan losses
Number of classes in loans receivable					3																4
Number of families per real estate property securing loans receivable								1	4																		4
Loan-to-value ratio at the time of origination (as a percent)									80.00%								80.00%
Loan-to-value ratio required at the time of origination for private mortgage insurance (as a percent)								80.00%
Combined loan to value ratio (as a percent)																80.00%
Initial maturity period																		10 years
Initial period for payment of interest																		10 years
Monthly principal payments due prior to maturity																		$ 0
Maturity period																		15 years
Initial draw period requiring interest-only payments																		5 years
Draw period requiring payment of principal and interest on a fully-amortizing basis																		10 years
Principal Balance
2014																		17,816,000
2015																		13,123,000
2016																		20,232,000
2017																		24,664,000
2018																		32,267,000
Thereafter																		2,803,000
Total		1,005,042,232	990,714,916		366,471,132	397,782,562				212,357,311	211,759,949		43,208,366	42,091,046				110,905,455	143,931,567		635,809,996	590,258,429		348,002,617	323,333,936			40,430,063	47,262,727			20,548,621	21,906,992		226,828,695	197,754,774
Number of tenants per real estate property securing loans receivable																											1
Period from development completion date to sale																															12 months
Activity in the allowance for loan losses
Balance, beginning of year		17,116,595	25,713,622	26,975,717	9,348,111	16,842,446															7,633,303	8,256,032
Provision charged to expense		12,090,000	14,450,000	14,800,000	7,168,043	8,930,212															4,773,790	5,805,628
Charge-offs	5,900,000	15,685,376	23,652,245	16,467,991	7,398,939	16,759,274	9,615,863			3,364,443	8,034,624	4,519,629	1,632,770	2,696,028	2,094,004			2,401,726	6,028,622	3,002,230	8,179,343	6,677,515	6,751,577	1,012,650	4,050,492	1,545,367		73,094	261,725	4,382,462		259,743	298,045	49,900	6,833,856	2,067,253	773,848	107,094	215,456	100,551
Recoveries		4,784,895	605,218	405,896	856,498	334,727	337,742			79,968	81,260	66,500	232,353	103,321	117,374			544,177	150,146	153,868	3,883,176	249,158	59,541	1,638,249	113,837	10,950		23,160	7,716	2,415		1,800,303	10,200	1,293	421,464	117,405	44,883	45,221	21,333	8,613
Net charge-offs		10,900,481	23,047,027	16,062,095
Balance, end of year		$ 18,306,114	$ 17,116,595	$ 25,713,622	$ 9,973,713	$ 9,348,111	$ 16,842,446														$ 8,110,926	$ 7,633,303	$ 8,256,032